Janus Henderson U.S. Dividend Income Fund Annual Fund Operating Expenses - Class I N Shares [Member] - Janus Henderson U.S. Dividend Income Fund	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.68% for at least a one-year period commencing on January 28, 2026. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	1.55%
Other Expenses (as a percentage of Assets):	2.15%
Expenses (as a percentage of Assets)	1.42%	[1]
Fee Waiver or Reimbursement	(0.73%)	[1]
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.66%
Other Expenses (as a percentage of Assets):	1.26%
Expenses (as a percentage of Assets)	0.57%	[1]
Fee Waiver or Reimbursement	(0.69%)	[1]

[1]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.68% for at least a one-year period commencing on January 28, 2026. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.